Fair values (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Disclosure of Fair Value of Assets and Liabilities Carried at Fair Value by category

		As at 31 December 2024
		Carrying amount	Level 1	Level 2	Level 3	Total fair value
		€ million	€ million	€ million	€ million	€ million
Financial assets measured at fair value
Cash and cash equivalents (A)		241	241	—	—	241
Derivatives	Note 14	200	—	200	—	200
Equity investments at fair value through other comprehensive income	Note 27	14	—	—	14	14
Financial liabilities measured at fair value
Derivatives	Note 14	206	—	206	—	206
Financial liabilities not measured at fair value
Borrowings	Note 15	11,331	—	10,680	—	10,680
A.The amount is comprised of investments in money market funds which are classified as financial assets at fair value through profit or loss as these do not meet the solely payments of principle and interest (SPPI) criterion.

		As at 31 December 2023
		Carrying amount	Level 1	Level 2	Level 3	Total fair value
		€ million	€ million	€ million	€ million	€ million
Financial assets measured at fair value
Derivatives	Note 14	261	—	261	—	261
Equity investments at fair value through other comprehensive income	Note 27	4	—	—	4	4
Financial liabilities measured at fair value
Derivatives	Note 14	268	—	268	—	268
Financial liabilities not measured at fair value
Borrowings	Note 15	11,396	—	10,580	—	10,580